TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

26.    TRADE AND OTHER PAYABLES

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Trade payables(Note a)	14,303	22,613
Other payables	4,365	4,031
Warranty provision to customers for supply of modules	332	24
Other accrued expenses	1,933	711
Other tax payables	2,404	1,410
Advances from customers	700	254

	24,037	29,043

The credit periods on purchases of goods range from three months to a year.

(a)	The trade payable balance included the EPC construction payable of USD 8.3 million in Uruguay as of December 31, 2017.

Movements in the warranty provision balance for provision of modules during the periods presented are as follows:

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Balance at beginning of year	783	332
Provided for the year	—	—
Reversal for the year	(451)	(308)

Balance at end of the year	332	24

The Group is obliged to provide limited warranties to its customers of solar projects with respect to certain levels of performance. The Group is able to determine, at the point of delivery, that the solar projects are performing in accordance with the contractual terms and as such no warranties are provided for. To date, the Group has not experienced any significant claims.